Description of Business - Schedule of Vessels (Table) (Details)	12 Months Ended
Dec. 31, 2018 Unit
Global Ship Lease 3 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Matisse
Capacity in TEUs	2,262	[3]
Year Built	1999
Earliest Charter Expiry Date	3Q19
Global Ship Lease 4 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Utrillo
Capacity in TEUs	2,262	[3]
Year Built	1999
Earliest Charter Expiry Date	3Q19
Global Ship Lease 5 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	GSL Keta
Capacity in TEUs	2,207	[3]
Year Built	2003
Earliest Charter Expiry Date	2Q19
Global Ship Lease 6 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	GSL Julie
Capacity in TEUs	2,207	[3]
Year Built	2002
Earliest Charter Expiry Date	1Q19
Global Ship Lease 7 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	Kumasi
Capacity in TEUs	2,207	[3]
Year Built	2002
Earliest Charter Expiry Date	4Q19
Global Ship Lease 8 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	Marie Delmas
Capacity in TEUs	2,207	[3]
Year Built	2002
Earliest Charter Expiry Date	4Q19
Global Ship Lease 9 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM La Tour
Capacity in TEUs	2,272	[3]
Year Built	2001
Earliest Charter Expiry Date	3Q19
Global Ship Lease 10 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Manet
Capacity in TEUs	2,272	[3]
Year Built	2001
Earliest Charter Expiry Date	3Q19
Global Ship Lease 12 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Château d’If
Capacity in TEUs	5,089	[3]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Global Ship Lease 13 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Thalassa
Capacity in TEUs	11,040	[3]
Year Built	2008
Earliest Charter Expiry Date	4Q25
Global Ship Lease 14 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Jamaica
Capacity in TEUs	4,298	[3]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 15 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM Sambhar
Capacity in TEUs	4,045	[3]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 16 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Cyprus
Vessel Name	CMA CGM America
Capacity in TEUs	4,045	[3]
Year Built	2006
Earliest Charter Expiry Date	3Q22
Global Ship Lease 20 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Hong Kong
Vessel Name	GSL Tianjin
Capacity in TEUs	8,667	[3]
Year Built	2005
Earliest Charter Expiry Date	2Q19
Global Ship Lease 21 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Hong Kong
Vessel Name	OOCL Qingdao
Capacity in TEUs	8,667	[3]
Year Built	2004
Earliest Charter Expiry Date	1Q19
Global Ship Lease 22 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Hong Kong
Vessel Name	GSL Ningbo
Capacity in TEUs	8,667	[3]
Year Built	2004
Earliest Charter Expiry Date	2Q19
Global Ship Lease 23 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Hong Kong
Vessel Name	CMA CGM Berlioz
Capacity in TEUs	6,621	[3]
Year Built	2001
Earliest Charter Expiry Date	2Q21
Global Ship Lease 26 Limited [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Hong Kong
Vessel Name	GSL Valerie
Capacity in TEUs	2,824	[3]
Year Built	2005
Earliest Charter Expiry Date	2Q19
GSL Alcazar Inc. [Member]
Nature Of Operations [Line Items]
Fleet	GSL	[1],[2]
Country of incorporation	Marshall Islands
Vessel Name	CMA CGM Alcazar
Capacity in TEUs	5,089	[3]
Year Built	2007
Earliest Charter Expiry Date	4Q20
Aris Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Maira
Capacity in TEUs	2,506	[3]
Year Built	2000
Earliest Charter Expiry Date	1Q19
Aphrodite Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Nikolas
Capacity in TEUs	2,506	[3]
Year Built	2000
Earliest Charter Expiry Date	1Q19
Athena Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Newyorker
Capacity in TEUs	2,506	[3]
Year Built	2001
Earliest Charter Expiry Date	1Q19
Hephaestus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Dolphin II
Capacity in TEUs	5,095	[3]
Year Built	2007
Earliest Charter Expiry Date	2Q19
Pericles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Athena
Capacity in TEUs	2,762	[3]
Year Built	2003
Earliest Charter Expiry Date	1Q19
Zeus One Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Orca I
Capacity in TEUs	5,095	[3]
Year Built	2006
Earliest Charter Expiry Date	2Q19
Leonidas Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Agios Dimitrios
Capacity in TEUs	6,572	[3]
Year Built	2011
Earliest Charter Expiry Date	3Q19
Alexander Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Mary
Capacity in TEUs	6,927	[3]
Year Built	2013
Earliest Charter Expiry Date	3Q23
Hector Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Kristina
Capacity in TEUs	6,927	[3]
Year Built	2013
Earliest Charter Expiry Date	2Q19	[5]
Ikaros Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Katherine
Capacity in TEUs	6,927	[3]
Year Built	2013
Earliest Charter Expiry Date	1Q24
Tasman Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Tasman
Capacity in TEUs	5,936	[3]
Year Built	2000
Earliest Charter Expiry Date	1Q19
Hudson Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Dimitris Y
Capacity in TEUs	5,936	[3]
Year Built	2000
Earliest Charter Expiry Date	2Q19
Drake Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Ian H
Capacity in TEUs	5,936	[3]
Year Built	2000
Earliest Charter Expiry Date	2Q19
Phillipos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Alexandra
Capacity in TEUs	6,927	[3]
Year Built	2013
Earliest Charter Expiry Date	1Q19	[5]
Aristoteles Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	UASC Bubiyan
Capacity in TEUs	6,882	[3]
Year Built	2015
Earliest Charter Expiry Date	1Q19	[5]
Menelaos Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4],[6]
Country of incorporation	Marshall Islands
Vessel Name	UASC Yas
Capacity in TEUs	6,882	[3]
Year Built	2015
Earliest Charter Expiry Date	1Q24
Laertis Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	UASC Al Khor
Capacity in TEUs	9,115	[3]
Year Built	2015
Earliest Charter Expiry Date	1Q19
Penelope Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Maira XL
Capacity in TEUs	9,115	[3]
Year Built	2015
Earliest Charter Expiry Date	2Q20
Telemachus Marine LLC [Member]
Nature Of Operations [Line Items]
Fleet	Poseidon	[1],[4]
Country of incorporation	Marshall Islands
Vessel Name	Anthea Y
Capacity in TEUs	9,115	[3]
Year Built	2015
Earliest Charter Expiry Date	2Q20

[1]	All subsidiaries are 100% owned, either directly or indirectly;
[2]	The GSL Fleet comprises the 19 vessels wholly owned by the Company prior to completion of the Poseidon Transaction;
[3]	Twenty-foot Equivalent Units;
[4]	The Poseidon Fleet comprises the 19 vessels wholly owned by Poseidon Containers as at the completion of the Poseidon Transaction, excluding one additional vessel held for sale;
[5]	Thereafter, five years to CMA CGM at $25,910 per day.
[6]	Renamed Olivia I, effective March 19, 2019;